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VIA EDGAR TRANSMISSION

October 3, 2006

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Re:     Performance Funds Trust (the "Trust")
        File Nos.:  033-46488/811-06603

Ladies and Gentlemen:

This letter is being transmitted by means of electronic submission by the Trust pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), and Regulation S-T.

The undersigned hereby certifies that the Trust's Prospectuses and the Statement of Additional Information, each dated October 1, 2006, which would have been filed by the Trust pursuant to Rule 497(c) of the Act, do not differ from those contained in the Post Effective Amendment #29 to the Trust's registration statement on Form N-1A filed pursuant to Rule 485(b) of the Act on October 2, 2006. The U.S. Treasury Money Market Fund -- Institutional Class Prospectus, dated October 1, 2006 contained in the Post Effective Amendment #29 has not yet been, nor intended at this time to be, released or offered to the public.

Please contact the undersigned at (617) 824-1215 with any questions. Thank you.

Very truly yours,



/s/ Curtis Barnes
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Curtis Barnes
Secretary to the Trust

cc:    Michael P. Malloy, Esq.